CONVERTIBLE LOAN	12 Months Ended
Dec. 31, 2018
CONVERTIBLE LOAN
CONVERTIBLE LOAN

11. CONVERTIBLE LOAN

On December 16, 2016, the Company entered a convertible loan agreement (the "2016 Convertible Loan") with Glory Achievement Fund Limited, GGV Capital V L.P., GGV Capital V Entrepreneurs Fund L.P., Hyperfinite Galaxy Holding Limited, Plum Angel Investment Co., Ltd., and Future Capital Discovery Fund I, L.P. (collectively "2016 Convertible Loan Holders") to obtain a loan of US$16,827,000 (equivalent to RMB115,808,672) in aggregate with one-year term.

2016 Convertible Loan Holders are entitled to an option to convert all or part of the outstanding principal of the 2016 Convertible Loan to the Company’s preferred shares upon next round of financing. The interest rate of 2016 convertible loan is 5% per annum provided that no interest shall be accrued on the outstanding principal amount, if the entire or any portion of the principal amount is converted to the Company’s preferred shares. The conversion price shall be the per share price based on valuation of the Company at 80% of lower of US$260,400,000 or the pre-money valuation in the next round financing. If the conversion price is based on a valuation equal to 80% of US$260,400,000, the 2016 convertible loan shall be converted to Series A‑3 Preferred Shares. If the conversion price is based on a valuation lower than 80% of US$260,400,000, the 2016 Convertible Loan shall be converted to preferred shares with the same terms and the same rights and obligation as the preferred shares any new investors may have in the next round of financing.

As the conversion price was not determinable at the issuance date, there was no noncontingent beneficial conversion feature. As such, the 2016 Convertible Loan was not in whole or in part classified as a component of equity. The Company elected to measure the 2016 Convertible Loan in its entirety at fair value with amount of changes in fair value recognized in earnings in consolidated statements of comprehensive loss.

The Company adopted a scenario-weighted average method to estimate the fair value of the convertible loan as of December 31, 2017 and the conversion date based on the probability of each scenario and pay-off of convertible loan under each scenario. The scenarios include different timing of next round financing and corresponding conversion price of the convertible loan.

The 2016 Convertible Loan was converted to 10,119,329 Series A‑3 Preferred Shares at the price of US$1.66 per share on March 26, 2018 (Note 13).